Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, plant and equipment
13.	Property, plant and equipment

	31 December 2018				31 December 2017
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 742	33 717	2 265	48 724	44 352
Effect of movements in foreign exchange	(722)	(2 225)	(150)	(3 097)	1 431
Acquisitions	119	1 320	2 926	4 365	4 221
Acquisitions through business combinations	—	2	—	2	169
Disposals	(143)	(1 333)	(3)	(1 479)	(1 566)
Disposals through the sale of subsidiaries	(265)	(834)	(29)	(1 128)	(60)
Transfer (to)/from other asset categories and other movements[1]	724	3 028	(2 735)	1 017	177

Balance at end of the period	12 455	33 675	2 274	48 404	48 724
Depreciation and impairment losses
Balance at end of previous year	(3 514)	(18 026)	—	(21 540)	(18 133)
Effect of movements in foreign exchange	177	1 219	—	1 396	(697)
Depreciation	(513)	(3 069)	—	(3 582)	(3 567)
Disposals	59	1 204	—	1 263	1 161
Disposals through the sale of subsidiaries	177	641	—	818	48
Impairment losses	(10)	(85)	—	(95)	(85)
Transfer to/(from) other asset categories and other movements[1]	64	(818)	—	(754)	(267)

Balance at end of the period	(3 560)	(18 934)	—	(22 494)	(21 540)
Carrying amount
at 31 December 2017	9 228	15 691	2 265	27 184	27 184
at 31 December 2018	8 895	14 741	2 274	25 910	—

[1]

The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the balance sheet of property, plant and equipment held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29 Financial reporting in hyperinflationary economies.

As at 31 December 2018, the carrying amount of property, plant and equipment subject to restrictions on title amounts to 8m US dollar (31 December 2017: 14m US dollar).

Contractual commitments to purchase property, plant and equipment amounted to 416m US dollar as at 31 December 2018 compared to 550m US dollar as at 31 December 2017.

AB InBev’s net capital expenditures in the statement of cash flow amounted to 4 649m US dollar in 2018 and 4 124m US dollar in 2017. Out of the total 2018 capital expenditures approximately 48% was used to improve the company’s production facilities while 42% was used for logistics and commercial investments and 10% was used for improving administrative capabilities and purchase of hardware and software.

LEASED ASSETS

The company leases land and buildings as well as equipment under a number of finance lease agreements. The carrying amount as at 31 December 2018 of assets leased under finance leases was 272m US dollar (31 December 2017: 300m US dollar).